Other Expense, Net (Tables)	12 Months Ended
Dec. 28, 2013
Other Nonoperating Income (Expense) [Abstract]
Schedule Of Other Expense, Net	The Company’s other expense, net consisted of the following (in millions):

	2013	2012	2011
Interest income	$(5)	$(5)	$(4)
Interest expense	81	73	70
Other	191	27	30
Other expense, net	$267	$95	$96